ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2025
Disclosure Of Organization And Principal Activities Abstract
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

YY Group Holdings Limited (the “Company” or the “Group”) is a limited company incorporated and domiciled in British Virgin Islands and whose shares are publicly traded. The registered office is located at 60 Paya Lebar Road #05-43 Paya Lebar Square Singapore 409051. In order to better serve the Company’s clients and accommodate the growing team, the Company have moved to a new office with effective on March 1, 2024. It is located at 60 Paya Lebar Road #09-13/14/15/16/17 Paya Lebar Square Singapore 409051. The Company is principally a data and technology driven company focused on developing enterprise intelligent labor matching services and smart cleaning services based in Singapore. Through the Company and its subsidiaries (collectively referred to as the “Group”), the Group provide enterprise manpower outsourcing and smart cleaning services in Singapore, Malaysia, UAE and Australia.

As of June 30, 2025, the Company’s subsidiaries were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
YY Circle (SG) Private Limited	June 13, 2019	Singapore	100%	Manpower contracting services
Hong Ye Group Pte. Ltd.	December 28, 2010	Singapore	100%	Employment agencies and general cleaning services
YY Circle Sdn. Bhd.	July 22, 2022	Malaysia	90%	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn. Bhd.	November 8, 2022	Malaysia	100%	General cleaning services
YY Circle (AU) Pty Ltd	June 14, 2023	Australia	95%	Employment placement and recruitment services
YY Circle (Vietnam) Company Limited	February 6, 2024	Vietnam	95%	Management consulting service and employment service activities
YY Circle (Cambodia) Co., Ltd.*	July 9, 2024	Cambodia	50%	Manpower contracting services
YYCircle Human Resources Consultancies L.L.C CO. L.L.C	July 15, 2024	UAE	95%	Manpower contracting services
YY Circle (Korea) Ltd.	July 29, 2024	Korea	95%	Manpower contracting services
Mediaplus Limited	July 29, 2024	BVI	100%	Information technology consultancy (Except cybersecurity)
YY Circle UK Ltd	August 3, 2024	UK	95%	Manpower contracting services
YY Circle (Perth) Pty Ltd	October 15, 2024	Australia	95%	Manpower contracting services
YY Smart Tech Pte. Ltd.	December 2, 2024	Singapore	80%	Development of software and applications and applications (Except games and cybersecurity)
YY Circle Netherlands B.V.	December 18, 2024	Netherlands	95%	Manpower contracting services
YY Circle GmbH	January 21, 2025	Germany	95%	Manpower contracting services
Mediaplus Venture Group Pte. Ltd.	August 12, 2024	Singapore	54%	Holding company
Mediaplus Digital Pte. Ltd.	November 1, 2013	Singapore	54%	IT consultancy and development of software and applications.
Mplus Elite Pte. Ltd.	May 16, 2015	Singapore	54%	Advertising activities and development of software and applications.
M Synergates Pte. Ltd.	June 26, 2020	Singapore	54%	IT consultancy and hosting services by non-data centres
Mediaplus Digital Sdn. Bhd.	November 16, 2021	Malaysia	54%	Consultancy services in public relation and communications and wholesales of a variety of goods without any particular specialization and web portals.
Property Facility Services Pte. Ltd.	March 13, 2007	Singapore	100%	Residential, commercial and industrial real estate management and general cleaning services except household cleaning and outline marketplaces.
YY Circle (HK) Pte Limited	October 26, 2022	Hongkong	90%	Manpower contracting services
YY Circle (Thailand) Company Limited **	April 5, 2023	Thailand	49%	Manpower contracting services
YY Holding (Thailand) Co. Ltd	May 9, 2025	Thailand	99%	Holding Company
Uniforce Security Services Pte. Ltd.	May 12, 2017	Singapore	100%	Private security activities
Transocean Oil Pte. Ltd.	March 18, 2003	Singapore	53%	Other holding companies
24IFM Pte. Ltd.	August 18, 2021	Singapore	100%	Publishing of software/ applications and IT consultancy

*	There is only one sole director who is assigned by YY Circle (SG) Private Limited. Therefore, the Company has the control right over YY Circle (Cambodia) Co., Ltd.

**	The Group holds a 48.5% equity interest in YY Circle (Thailand) Company Limited through YY Holding (Thailand) Co. Ltd in compliance with local regulations. Notwithstanding this, the Group holds the majority of voting rights and exercises control over the Company, which is therefore accounted for as a subsidiary.